Organization, Business Operation and Going Concern	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Organization, Business Operation and Going Concern [Abstract]
Organization, Business operation and Going concern
1.	Organization, Business operation and Going concern

Zoomcar Holdings, Inc. (formerly “Innovative International Acquisition Corp”) a Delaware corporation provides mobility solutions to consumers and businesses. The accompanying Condensed Consolidated Financial Statements include the accounts and transactions of Zoomcar Holdings, Inc. and its subsidiaries (collectively, the “Company” or “the combined entity” or “Zoomcar”). The Company operates its facilitation services under the Zoomcar brand with its operations in India.

On December 28, 2023 (the “Closing Date”), pursuant to a Merger Agreement dated October 13, 2022 by and among Innovative International Acquisition Corp (“IOAC” or “SPAC”), Innovative International Merger Sub, Inc. and Zoomcar, Inc., the parties consummated the merger of Innovative International Merger Sub, Inc. with and into Zoomcar, Inc., with Zoomcar, Inc., continuing as the surviving corporation (the “Merger”), as well as the other transactions contemplated by the Merger Agreement (the Merger and such other transactions, the “Reverse Recapitalization”). In connection with the closing (the “Closing”) of the Reverse Recapitalization, Zoomcar, Inc. became a wholly owned subsidiary of IOAC and IOAC changed its name to Zoomcar Holdings, Inc., and all of Zoomcar, Inc. Common Stock, convertible preferred stock and convertible notes automatically converted into shares of the Company’s Common Stock having a par value of $0.0001 per share. The Company’s Common Stock and Warrants commenced trading on the Nasdaq Global Market (“Nasdaq”) under the symbols “ZCAR” and “ZCARW,” respectively, on December 28, 2023. Refer to Note 3 to these Condensed Consolidated Financial Statements for more information on the Reverse Recapitalization.

Zoomcar, Inc., determined that it was the accounting acquirer in the Reverse Recapitalization based on an analysis of the criteria outlined in ASC 805, Business Combinations.

Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Zoomcar, Inc., issuing stock for the net assets of IOAC. The primary asset acquired from IOAC was cash that was assumed. Separately, the Company also assumed warrants that were reclassified to equity upon close of the Reverse Recapitalization. No goodwill or other intangible assets were recorded as a result of the Reverse Recapitalization.

While IOAC was the legal acquirer in the Reverse Recapitalization, because Zoomcar, Inc., was deemed to be the accounting acquirer, the historical financial statements of Zoomcar, Inc., became the historical financial statements of the combined entity upon the consummation of the Reverse Recapitalization. As a result, the financial statements included in this report reflect (i) the historical operating results of Zoomcar, Inc., prior to the Reverse Recapitalization; (ii) the results of the combined entity following the Closing of the Reverse Recapitalization; (iii) sum of the assets and liabilities of both Zoomcar, Inc., and the SPAC at their historical cost; and (iv) the combined entity’s equity structure for all periods presented.

The equity structure has been recast in all comparative periods up to the Closing date to reflect the number of shares of the Company’s Common Stock, $0.0001 par value per share, issued to Zoomcar, Inc. shareholders in connection with the Reverse Recapitalization. As such, the shares and corresponding capital amounts and income per share related to Zoomcar, Inc. Common Stock prior to the Reverse Recapitalization have been retroactively recast as shares reflecting the exchange ratio of 0.0284 established in the Reverse Recapitalization.

Going concern

The accompanying Condensed Consolidated Financial Statements have been prepared in accordance with U.S. GAAP and the rules and regulations of the SEC. The Condensed Consolidated Financial Statements have been prepared using U.S. GAAP applicable to a going concern that contemplates the realization of assets and settlement of liabilities in the normal course of business. The Company incurred a net loss of $3,351,975 and $5,883,554 during the three months and six months ended September 30, 2024, and cash used in operations was $2,496,568 for the six months ended September 30, 2024. The Company’s accumulated deficit amounts to $313,435,055 (March 2024: $307,551,501). The Company has negative working capital of $35,015,950 as on September 30, 2024. In addition, the Company’s cash position is critically deficient and critical payments to the operational and financial creditors of the Company are not being made in the ordinary course of business, all of which raises substantial doubt about the Company’s ability to continue as a going concern.

The Company expects to continue to incur net losses and have significant cash outflows from operating activities for at least the next 12 months. Management has evaluated the significance of the conditions described above in relation to the Company’s ability to meet its obligations and concluded that, without additional funding, the Company will not have sufficient funds to meet its obligations within one year from the date the Condensed Consolidated Financial Statements are issued. Management’s plans with respect to these adverse financial conditions that caused management to express substantial doubt about the Company’s ability to continue as a going concern are as follows:

a)	In June 2024, Company entered into a letter agreement with Aegis Capital Corp. (“Aegis”) pursuant to which Aegis will act as a placement agent to the Company in connection with a proposed private placement of up to $30 million of securities of the Company which consists of Company’s Series A Preferred Stock and Series A warrants. Pursuant to the above agreement, on November 7, 2024, the Company has received net proceeds of $7.63 million (after deduction of fees to the placement agent and other offering expenses amounting to $1.12 million). The Company paid $3.80 million from these net proceeds towards the outstanding Redeemable Promissory Notes. Further, there is a holdback of $0.2 million from the remaining proceeds for indemnification of the placement agent in the financing. While this financing resulted in the payment of certain outstanding indebtedness, the Company will still need to raise additional capital imminently in order to have sufficient capital.

There can be no assurance that the Company will be able to achieve its business plan, raise any additional capital or secure the additional financing necessary to implement its current operating plan. The ability of the Company to continue as a going concern is dependent upon its ability to increase its revenues and eventually achieve profitable operations. The accompanying Condensed Consolidated Financial Statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

1.	Organization, Business operation and Going concern.

Zoomcar Holdings, Inc. (formerly “Innovative International Acquisition Corp”) a Delaware corporation provides mobility solutions to consumers and businesses. The accompanying consolidated financial statements include the accounts and transactions of Zoomcar Holdings, Inc. and its subsidiaries (collectively, the “Company” or “the combined entity” or “Zoomcar”). The Company operates its facilitation services as well as rental business under the Zoomcar brand with its operations in India, Indonesia, and Egypt.

On December 28, 2023 (the “Closing Date”), pursuant to a Merger Agreement dated October 13, 2022 by and among Innovative International Acquisition Corp (“IOAC” or “SPAC”), Innovative International Merger Sub, Inc. and Zoomcar, Inc., the parties consummated the merger of Innovative International Merger Sub, Inc. with and into Zoomcar, Inc., with Zoomcar, Inc., continuing as the surviving corporation (the “Merger”), as well as the other transactions contemplated by the Merger Agreement (the Merger and such other transactions, the “Reverse Recapitalization”). In connection with the closing (the “Closing”) of the Reverse Recapitalization, Zoomcar, Inc. became a wholly owned subsidiary of IOAC and IOAC changed its name to Zoomcar Holdings, Inc., and all of Zoomcar, Inc. common stock, convertible preferred stock and convertible notes automatically converted into shares of the Company’s common stock having a par value of $ 0.0001 per share. The Company’s Common Stock and Warrants commenced trading on the Nasdaq Global Market (“Nasdaq”) under the symbols “ZCAR” and “ZCARW,” respectively, on December 28, 2023. Refer to Note 3 to these consolidated financial statements for more information on the Reverse Recapitalization.

Zoomcar, Inc., determined that it was the accounting acquirer in the Reverse Recapitalization based on an analysis of the criteria outlined in ASC 805, Business Combinations. The determination was primarily based on the following facts:

◾	Zoomcar, Inc’s shareholders, prior to the Reverse Recapitalization, have the largest voting interest in the post-combination Company;

◾	Zoomcar, Inc., prior to the Closing, appointed the majority of the Company’s Board of Directors (effective upon the Reverse Recapitalization, the Company’s Board consists of seven directors, including two directors designated by IOAC prior to the Closing and five directors designated by Zoomcar, Inc., prior to the Closing; four of the Company’s directors immediately after the Closing have been determined to be independent within the meaning of the independent director standards of the Securities and Exchange Commission and The Nasdaq Stock Market LLC);

◾	The executive officers of Zoomcar, Inc. became the initial executive officers of the Company after the Reverse Recapitalization;

◾	Zoomcar, Inc., is the larger entity, in terms of substantive operations and employee base;

◾	Zoomcar, Inc., will comprise the ongoing operations of the combined entity; and

◾	The combined entity will continue under the name of Zoomcar Holdings, Inc.

Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Zoomcar, Inc., issuing stock for the net assets of IOAC. The primary asset acquired from IOAC was cash that was assumed. Separately, the Company also assumed warrants that were reclassified to equity upon close of the Reverse Recapitalization. No goodwill or other intangible assets were recorded as a result of the Reverse Recapitalization.

While IOAC was the legal acquirer in the Reverse Recapitalization, because Zoomcar, Inc., was deemed to be the accounting acquirer, the historical financial statements of Zoomcar, Inc., became the historical financial statements of the combined entity upon the consummation of the Reverse Recapitalization. As a result, the financial statements included in this report reflect (i) the historical operating results of Zoomcar, Inc., prior to the Reverse Recapitalization; (ii) the results of the combined entity following the Closing of the Reverse Recapitalization; (iii) sum of the assets and liabilities of both Zoomcar, Inc., and the SPAC at their historical cost; and (iv) the combined entity’s equity structure for all periods presented.

The equity structure has been recast in all comparative periods up to the Closing date to reflect the number of shares of the Company’s Common Stock, $0.0001 par value per share, issued to Zoomcar, Inc. shareholders in connection with the Reverse Recapitalization. As such, the shares and corresponding capital amounts and income per share related to Zoomcar, Inc. Common Stock prior to the Reverse Recapitalization have been retroactively recast as shares reflecting the exchange ratio of 0.0284 established in the Reverse Recapitalization.

Going concern

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP and the rules and regulations of the SEC. The consolidated financial statements have been prepared using U.S. GAAP applicable to a going concern that contemplates the realization of assets and settlement of liabilities in the normal course of business. The Company incurred a net loss of $34,277,251 and $62,032,076 during the year ended March 31, 2024 and 2023 respectively, and cash used in operations was $22,199,148 and $36,269,517 for the years ended on March 31, 2024 and 2023 respectively. The Company’s accumulated deficit amounts to $307,551,501 and $270,002,281 as of March 31, 2024 and 2023 respectively. The Company has negative working capital of $26,236,359 (inclusive of cash received in merger transaction). In addition, the Company’s cash position is critically deficient and critical payments to the operational and financial creditors of the Company are not being made in the ordinary course of  business, all of which raises substantial doubt about the Company’s ability to continue as a going concern.

The Company expects to continue to incur net losses and have significant cash outflows from operating activities for at least the next 12 months. Management has evaluated the significance of the conditions described above in relation to the Company’s ability to meet its obligations and concluded that, without additional funding, the Company will not have sufficient funds to meet its obligations within one year from the date the Consolidated Financial Statements are issued. Management’s plans with respect to these adverse financial conditions that caused management to express substantial doubt about the Company’s ability to continue as a going concern are as follows:

(a) In June 2024, the Company has entered into a letter agreement with Aegis Capital Corp. (“Aegis”) pursuant which will act as a placement agent to the Company in connection with a proposed private placement of up to $30 million of securities of the Company which consists of Company’s Series A Preferred Stock and Series A warrants. However, this Agreement does not ensure the successful placement of securities of the Company or the success of Aegis with respect to securing any financing on behalf of the Company. The Company has not raised any funds pursuant to this agreement.

(b) On June 18, 2024, the Company executed a securities purchase agreement with shareholders. As part of this agreement, the Company issued and sold $3.6 million in principal amount of notes and warrants to purchase up to 1,267,728 shares (52,966,102 prior to Reverse Stock Split) of the Company’s Common Stock. The gross proceeds received from this transaction were $3.0 million.

There can be no assurance that the Company will be able to achieve its business plan, raise any additional capital or secure the additional financing necessary to implement its current operating plan. The ability of the Company to continue as a going concern is dependent upon its ability to increase its revenues and eventually achieve profitable operations. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.